UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Bass Pro Group LLC	2.9
Asurion LLC	1.8
Intelsat Jackson Holdings SA	1.2
Fertitta Entertainment LLC NV	1.1
ABG Intermediate Holdings 2 LLC	1.1
Caesars Entertainment, Inc.	1.0
Acrisure LLC	1.0
TransDigm, Inc.	0.9
Altice France SA	0.9
Peraton Corp.	0.9
12.8

Market Sectors (% of Fund's net assets)

Technology	15.8
Services	9.9
Telecommunications	6.1
Gaming	4.9
Healthcare	4.8

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Bank Loan Obligations - 86.1%
	Principal Amount (a)	Value ($)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.5903% 3/19/26 (b)(c)(d)	318,770	293,269
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.83% 12/31/27 (b)(c)(d)	277,186	275,858
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 8/24/28 (b)(c)(d)	1,276,311	1,271,525
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 2/14/27 (b)(c)(d)	199,242	198,790
TOTAL AEROSPACE		2,039,442
Air Transportation - 1.5%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5577% 4/20/28 (b)(c)(d)	455,000	461,384
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3694% 8/11/28 (b)(c)(d)	383,075	381,520
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/8/26 (b)(c)(d)	217,029	211,642
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/4/26 (b)(c)(d)	116,682	113,786
Echo Global Logistics, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5903% 11/23/28 (b)(c)(d)(e)	343,275	330,608
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.2126% 7/2/27 (b)(c)(d)	790,500	819,258
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1273% 2/9/30 (b)(c)(d)	95,000	89,092
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (b)(c)(d)	408,500	422,748
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5677% 4/21/28 (b)(c)(d)	501,307	496,921
TOTAL AIR TRANSPORTATION		3,326,959
Automotive & Auto Parts - 1.2%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.657% 3/5/28 (b)(c)(d)	389,312	338,051
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 4/30/26 (b)(c)(d)	252,784	250,888
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.22% 6/3/28 (b)(c)(d)	717,033	659,133
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0636% 11/2/27 (b)(c)(d)	432,494	427,901
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 12/17/28 (b)(c)(d)	419,688	351,858
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5535% 2/8/28 (b)(c)(d)	118,945	100,806
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 1/29/28 (b)(c)(d)	450,800	399,161
TOTAL AUTOMOTIVE & AUTO PARTS		2,527,798
Banks & Thrifts - 0.8%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.4215% 2/27/28 (b)(c)(d)	788,900	780,522
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 4/9/27 (b)(c)(d)	267,208	258,302
Novae LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.6963% 12/22/28 (b)(c)(d)	247,500	212,026
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 12/1/28 (b)(c)(d)	182,688	181,454
Walker & Dunlop, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.157% 12/16/28 (b)(c)(d)	182,688	178,577
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.907% 12/16/28 (b)(c)(d)	30,000	29,550
TOTAL BANKS & THRIFTS		1,640,431
Broadcasting - 1.8%
AppLovin Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.157% 8/15/25 (b)(c)(d)	383,417	381,819
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (b)(c)(d)	244,133	228,494
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (b)(c)(d)	1,664,487	88,767
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7652% 12/1/28 (b)(c)(d)	612,250	551,025
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.662% 12/1/28 (b)(c)(d)	280,922	272,671
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 9/19/26 (b)(c)(d)	443,112	441,561
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.35% 9/30/26 (b)(c)(d)	463,200	423,828
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1591% 8/14/26 (b)(c)(d)	318,261	317,268
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.1483% 6/10/29 (b)(c)(d)	143,913	142,473
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8849% 3/24/26 (b)(c)(d)	239,473	237,943
1 month U.S. LIBOR + 3.250% 8.0903% 1/31/29 (b)(c)(d)	811,800	795,061
TOTAL BROADCASTING		3,880,910
Building Materials - 2.5%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (b)(c)(d)	759,490	600,787
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 4.8403% 10/1/26 (b)(c)(d)	97,997	97,874
1 month U.S. LIBOR + 2.750% 7.5903% 1/3/29 (b)(c)(d)	114,794	114,650
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 12/22/28 (b)(c)(d)	227,897	214,579
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.3733% 2/25/29 (b)(c)(d)	1,578,075	1,412,661
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.4983% 4/29/29 (b)(c)(d)	501,543	482,319
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.157% 4/1/29 (b)(c)(d)	343,435	340,859
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 6/4/28 (b)(c)(d)	652,179	628,537
CME TERM SOFR 3 MONTH INDEX + 3.250% 8.157% 6/2/28 (b)(c)(d)	197,803	190,336
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 6 month U.S. LIBOR + 2.250% 7.1155% 9/22/28 (b)(c)(d)	160,076	159,036
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.7264% 2/16/28 (b)(c)(d)	238,303	233,935
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 5/14/28 (b)(c)(d)	389,075	375,780
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.557% 10/19/27 (b)(c)(d)	479,036	472,900
TOTAL BUILDING MATERIALS		5,324,253
Cable/Satellite TV - 1.8%
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.557% 2/1/27 (b)(c)(d)	1,399,775	1,385,120
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.9344% 1/31/28 (b)(c)(d)	775,000	749,673
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1844% 4/15/27 (b)(c)(d)	353,952	311,552
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3271% 1/18/28 (b)(c)(d)	481,250	444,434
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.8403% 8/2/27 (b)(c)(d)	111,357	106,940
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4344% 9/25/28 (b)(c)(d)	240,000	236,251
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.1844% 1/31/28 (b)(c)(d)	500,000	491,000
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1128% 3/6/31 (b)(c)(d)	225,000	221,625
TOTAL CABLE/SATELLITE TV		3,946,595
Capital Goods - 0.7%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5934% 12/8/29 (b)(c)(d)	320,000	318,800
CPM Holdings, Inc. 2LN, term loan 1 month U.S. LIBOR + 8.250% 12.912% 11/15/26 (b)(c)(d)	107,727	105,977
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5478% 1/24/29 (b)(c)(d)	338,250	335,713
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.8403% 9/20/26 (b)(c)(d)	439,392	438,571
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.5039% 4/16/25 (b)(c)(d)(e)	214,510	202,991
TOTAL CAPITAL GOODS		1,402,052
Chemicals - 2.5%
ARC Falcon I, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 9/30/28 (b)(c)(d)	430,365	387,398
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.5903% 11/24/28 (b)(c)(d)	135,000	120,825
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 11/24/27 (b)(c)(d)	490,924	477,831
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.926% 8/29/29 (b)(c)(d)	109,088	109,121
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 5/7/25 (b)(c)(d)(e)	368,438	357,384
Discovery Purchaser Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.370% 8.9625% 10/4/29 (b)(c)(d)	538,650	509,250
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 5/27/28 (b)(c)(d)	247,481	219,639
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 7/3/28 (b)(c)(d)	324,266	299,696
Hexion Holdings Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.4536% 3/15/29 (b)(c)(d)	645,125	575,374
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2967% 2/9/30 (b)(c)(d)	170,000	140,109
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9099% 12/29/27 (b)(c)(d)	239,073	181,218
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/10/30 (c)(d)(f)	135,000	134,108
INEOS U.S. Petrochem LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.657% 3/1/30 (b)(c)(d)	140,000	139,475
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.8063% 12/1/26 (b)(c)(d)	162,938	135,781
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 11/9/28 (b)(c)(d)	434,500	410,659
Starfruit U.S. Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/3/28 (c)(d)(f)	175,000	174,344
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.526% 10/1/25 (b)(c)(d)	332,156	329,070
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.657% 4/3/25 (b)(c)(d)	678,701	674,174
TOTAL CHEMICALS		5,375,456
Consumer Products - 2.3%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.7984% 2/7/29 (b)(c)(d)	426,863	395,915
BCPE Empire Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 8.8403% 6/11/26 (b)(c)(d)	571,642	560,747
CME Term SOFR 1 Month Index + 4.620% 9.532% 6/11/26 (b)(c)(d)	299,244	295,076
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 6.6349% 5/23/27 (b)(c)(d)	155,974	151,393
CME Term SOFR 1 Month Index + 3.000% 8.307% 5/23/27 (b)(c)(d)	304,238	302,336
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1254% 11/8/27 (b)(c)(d)	490,000	481,180
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.5748% 9/29/28 (b)(c)(d)	295,280	293,942
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 12/21/25 (b)(c)(d)	315,937	305,141
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7034% 12/22/26 (b)(c)(d)	515,120	493,944
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.39% 9/24/28 (b)(c)(d)	377,935	352,046
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.0918% 3/4/28 (b)(c)(d)	322,240	316,198
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.4534% 10/20/28 (b)(c)(d)	252,450	186,566
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.125% 8/5/28 (b)(c)(d)	325,788	307,869
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0753% 6/29/28 (b)(c)(d)	94,132	74,204
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5293% 12/21/27 (b)(c)(d)	397,642	379,749
TOTAL CONSUMER PRODUCTS		4,896,306
Containers - 2.5%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 3/3/28 (b)(c)(d)	510,333	497,483
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.95% 3/11/28 (b)(c)(d)	88,200	85,444
1 month U.S. LIBOR + 3.750% 8.4232% 3/11/28 (b)(c)(d)	761,537	748,621
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5097% 7/1/26 (b)(c)(d)	466,479	464,440
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.657% 12/21/26 (b)(c)(d)	242,500	242,047
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6715% 12/1/27 (b)(c)(d)	460,600	454,124
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 8/4/27 (b)(c)(d)	763,254	755,148
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1293% 2/9/26 (b)(c)(d)	313,600	287,468
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.5903% 8/1/26 (b)(c)(d)	246,250	239,018
3 month U.S. LIBOR + 4.000% 8.6715% 7/31/26 (b)(c)(d)	241,875	235,465
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.657% 1/30/27 (b)(c)(d)	589,908	584,746
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 9/24/28 (b)(c)(d)	423,550	417,078
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 8/12/28 (b)(c)(d)	301,188	299,305
TOTAL CONTAINERS		5,310,387
Diversified Financial Services - 2.2%
ACNR Holdings, Inc. term loan 20.8219% 9/16/25 (b)(d)(e)	26,880	27,014
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.6087% 2/4/28 (b)(c)(d)	272,873	271,594
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.3061% 10/15/26 (b)(c)(d)	371,078	359,282
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.3983% 10/31/26 (b)(c)(d)	410,773	406,563
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 1/27/27 (b)(c)(d)	182,225	178,240
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4091% 7/12/28 (b)(c)(d)	241,255	237,998
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 6/27/25 (b)(c)(d)	92,105	92,029
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.307% 6/24/28 (b)(c)(d)	122,870	120,764
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 6/30/28 (b)(c)(d)	378,100	373,793
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 9/24/27 (b)(c)(d)	312,816	292,483
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0797% 3/1/25 (b)(c)(d)	404,737	403,726
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8153% 4/21/28 (b)(c)(d)	310,275	292,434
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 11.0903% 11/5/29 (b)(c)(d)	220,000	192,500
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/8/30 (c)(d)(f)	100,000	98,188
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 11/16/26 (b)(c)(d)	421,014	417,405
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0903% 12/1/28 (b)(c)(d)	240,242	238,039
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.57% 4/29/26 (b)(c)(d)	205,149	203,834
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.1576% 2/9/27 (b)(c)(d)	366,976	355,967
CME Term SOFR 1 Month Index + 5.500% 10.1595% 2/15/27 (b)(c)(d)	230,000	224,250
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,786,103
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2884% 10/28/27 (b)(c)(d)	481,768	411,912
Allen Media LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.5483% 2/10/27 (b)(c)(d)	761,369	658,585
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 12/17/26 (b)(c)(d)	771,056	679,300
TOTAL DIVERSIFIED MEDIA		1,749,797
Energy - 2.5%
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.758% 11/14/26 (b)(c)(d)	394,828	385,944
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.1721% 10/14/27 (b)(c)(d)	398,512	390,043
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 3/17/28 (b)(c)(d)	275,100	268,223
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.6591% 6/4/28 (b)(c)(d)	1,046,278	1,036,998
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 11/19/29 (b)(c)(d)	209,475	203,779
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (b)(c)(d)	299,250	285,410
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (b)(c)(d)	231,250	227,781
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 9/29/28 (b)(c)(d)	550,938	546,806
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 7/18/25 (b)(c)(d)	413,073	410,492
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2405% 2/14/30 (b)(c)(d)	155,000	151,900
RelaDyne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7765% 12/23/28 (b)(c)(d)	440,000	425,150
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 1/23/27 (b)(c)(d)	315,164	312,898
WaterBridge Operating LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.750% 10.5677% 6/21/26 (b)(c)(d)	361,875	355,032
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.6715% 3/25/28 (b)(c)(d)	315,232	297,945
TOTAL ENERGY		5,298,401
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.3403% 9/1/27 (b)(c)(d)	185,000	179,759
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.3403% 9/1/27 (b)(c)(d)	200,000	194,334
TOTAL ENTERTAINMENT/FILM		374,093
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.8403% 10/8/28 (b)(c)(d)	143,188	143,653
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1176% 11/30/28 (b)(c)(d)	400,640	398,468
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.307% 11/30/28 (b)(c)(d)	30,314	30,149
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (b)(c)(d)	453,567	430,888
TOTAL ENVIRONMENTAL		1,003,158
Food & Drug Retail - 0.3%
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 11.7483% 8/1/29 (b)(c)(d)	184,075	181,544
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4091% 1/29/27 (b)(c)(d)	285,263	280,819
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.3253% 11/20/25 (b)(c)(d)	446,978	259,247
TOTAL FOOD & DRUG RETAIL		721,610
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.3849% 10/1/26 (b)(c)(d)	80,000	50,743
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 10/1/25 (b)(c)(d)	136,265	119,551
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.2483% 1/24/29 (b)(c)(d)	416,850	365,552
2LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.9983% 1/24/30 (b)(c)(d)	185,000	137,979
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.4215% 10/23/27 (b)(c)(d)	408,153	404,072
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1092% 5/16/29 (b)(c)(d)	719,445	699,063
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 9/23/27 (b)(c)(d)	388,657	378,941
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/31/28 (b)(c)(d)	776,176	693,708
TOTAL FOOD/BEVERAGE/TOBACCO		2,849,609
Gaming - 4.2%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9586% 10/1/28 (b)(c)(d)	335,315	319,451
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 1/26/30 (b)(c)(d)	1,955,000	1,942,508
Churchill Downs, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.85% 3/17/28 (b)(c)(d)	294,000	291,795
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.807% 1/27/29 (b)(c)(d)	2,363,144	2,322,593
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4099% 7/4/28 (b)(c)(d)	149,250	149,056
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.86% 10/20/24 (b)(c)(d)	558,247	556,852
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (b)(c)(d)	214,463	214,598
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4368% 3/16/27 (b)(c)(d)	275,100	274,137
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 4/26/28 (b)(c)(d)	280,725	271,018
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 5/29/26 (b)(c)(d)	295,299	294,726
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9603% 4/14/29 (b)(c)(d)	451,588	447,446
Scientific Games Holdings LP term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1028% 4/4/29 (b)(c)(d)	487,550	479,856
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4091% 7/21/26 (b)(c)(d)	890,611	888,946
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.1% 2/7/27 (b)(c)(d)	647,071	640,892
TOTAL GAMING		9,093,874
Healthcare - 4.7%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 8/24/28 (b)(c)(d)	296,170	290,247
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0903% 11/6/27 (b)(c)(d)	347,191	346,486
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.250% 10.097% 2/12/28 (b)(c)(d)	169,575	161,627
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (b)(c)(d)	452,697	426,952
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.412% 8/1/27 (b)(c)(d)	587,076	573,450
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 11/1/28 (b)(c)(d)	177,404	174,553
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (b)(c)(d)	307,989	302,984
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (b)(c)(d)	1,429,247	1,361,357
HAH Group Holding Co. LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 10/29/27 (c)(d)(f)	115,000	111,742
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5625% 3/15/28 (b)(c)(d)	279,300	278,602
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5483% 1/6/29 (b)(c)(d)	316,800	312,248
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1715% 5/4/28 (b)(c)(d)	515,813	514,363
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 5/5/28 (b)(c)(d)	745,539	741,968
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.633% 10/19/27 (b)(c)(d)	235,390	233,918
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 8/31/26 (b)(c)(d)	275,260	240,646
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.0903% 8/30/27 (b)(c)(d)	180,000	137,160
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 10/23/28 (b)(c)(d)	559,164	544,575
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8% 6/2/28 (b)(c)(d)	572,777	571,820
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 11/30/27 (b)(c)(d)	367,500	358,511
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5903% 3/31/27 (b)(c)(d)	498,917	436,273
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 11/15/28 (b)(c)(d)	711,049	701,983
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 2.250% 7.6599% 7/3/28 (b)(c)(d)	304,643	303,628
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.46% 8/31/26 (b)(c)(d)	216,914	215,337
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.912% 10/1/28 (b)(c)(d)	471,258	453,586
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4099% 11/20/26 (b)(c)(d)	288,238	226,028
TOTAL HEALTHCARE		10,020,044
Homebuilders/Real Estate - 0.9%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(d)(e)	463,729	440,543
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.5903% 8/21/25 (b)(c)(d)	256,935	250,062
CME Term SOFR 1 Month Index + 3.250% 8.157% 1/24/30 (b)(c)(d)	324,087	311,934
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.907% 1/27/29 (b)(c)(d)	367,883	361,706
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.557% 1/30/27 (b)(c)(d)	226,258	193,224
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.557% 1/30/27 (b)(c)(d)	12,797	10,929
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.907% 9/1/27 (b)(c)(d)	287,303	286,226
TOTAL HOMEBUILDERS/REAL ESTATE		1,854,624
Hotels - 2.1%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.6591% 4/30/28 (b)(c)(d)	369,375	312,783
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.719% 9/9/26 (b)(c)(d)	139,285	137,892
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 7.8403% 6/30/25 (b)(c)(d)	403,588	397,433
6 month U.S. LIBOR + 3.250% 8.0903% 10/18/28 (b)(c)(d)	561,110	547,257
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 11/30/29 (b)(c)(d)	74,813	74,729
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 8/2/28 (b)(c)(d)	1,379,612	1,377,543
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 1.750% 6.6424% 6/21/26 (b)(c)(d)	126,445	126,234
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 8/31/25 (b)(c)(d)	397,104	394,622
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.27% 6/23/26 (b)(c)(d)	255,450	218,836
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9934% 1/5/29 (b)(c)(d)	229,425	227,775
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 8.750% 13.4799% 2/28/25 (b)(c)(d)	794,903	813,289
TOTAL HOTELS		4,628,393
Insurance - 4.5%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 2/13/27 (b)(c)(d)	1,121,518	1,083,196
1 month U.S. LIBOR + 4.250% 9.0903% 2/15/27 (b)(c)(d)	653,517	638,610
CME Term SOFR 1 Month Index + 5.750% 10.4473% 2/15/27 (b)(c)(d)	329,175	325,883
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2793% 11/12/27 (b)(c)(d)	200,553	197,970
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.347% 11/5/27 (b)(c)(d)	396,950	391,762
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.0903% 2/19/28 (b)(c)(d)	589,567	581,726
CME Term SOFR 1 Month Index + 2.750% 7.657% 2/19/28 (b)(c)(d)	139,650	138,777
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9905% 2/28/28 (b)(c)(d)	225,000	215,381
AssuredPartners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 2/13/27 (b)(c)(d)	440,213	435,370
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.157% 8/19/28 (b)(c)(d)	592,500	547,879
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.0903% 1/31/28 (b)(c)(d)	1,005,000	833,145
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.0903% 1/20/29 (b)(c)(d)	525,000	431,550
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 12/23/26 (b)(c)(d)	977,500	904,539
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 7/31/27 (b)(c)(d)	592,900	542,504
HUB International Ltd.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0577% 4/25/25 (b)(c)(d)	846,759	843,889
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.8177% 4/25/25 (b)(c)(d)	767,156	763,988
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.4091% 12/2/26 (b)(c)(d)	120,942	120,640
CME Term SOFR 1 Month Index + 3.750% 8.6483% 11/22/29 (b)(c)(d)	746,388	742,790
TOTAL INSURANCE		9,739,599
Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 8/17/28 (b)(c)(d)	355,840	354,061
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 11/24/28 (b)(c)(d)	207,900	206,341
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7793% 7/21/28 (b)(c)(d)	707,850	673,342
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 14.8399% 9/9/23 (b)(c)(d)	202,735	205,107
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	365,618	53,369
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 1/15/30 (b)(c)(d)	630,000	630,265
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.7299% 9/8/24 (b)(c)(d)	250,000	175,938
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.1591% 3/8/24 (b)(c)(d)	705,206	637,154
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.625% 8/27/28 (b)(c)(d)	187,150	185,591
Lids Holdings, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.3929% 12/14/26 (b)(c)(d)(e)	354,375	331,341
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 12% 5/10/26 (b)(c)(d)	111,382	80,752
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.875% 8/25/28 (b)(c)(d)	295,500	294,023
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.3403% 12/21/25 (b)(c)(d)	360,000	218,880
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2595% 3/9/30 (b)(c)(d)	555,000	550,926
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 12/30/26 (b)(c)(d)	605,260	491,017
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.2299% 12/30/27 (b)(c)(d)	125,000	92,813
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.2299% 12/30/26 (b)(c)(d)(e)	131,625	113,198
TOTAL LEISURE		5,294,118
Metals/Mining - 0.1%
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/17/30 (c)(d)(f)	230,000	223,291
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 2/4/28 (b)(c)(d)	244,356	237,790
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.082% 4/13/29 (b)(c)(d)	1,513,563	1,476,102
TOTAL PAPER		1,713,892
Publishing/Printing - 0.5%
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.6715% 6/16/26 (b)(c)(d)	446,928	369,645
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.3746% 3/13/25 (b)(c)(d)	330,650	326,104
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 1/28/29 (b)(c)(d)	198,000	192,803
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 7/8/28 (b)(c)(d)	281,438	270,813
TOTAL PUBLISHING/PRINTING		1,159,365
Railroad - 1.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4514% 4/6/28 (b)(c)(d)	290,575	279,920
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 11/23/28 (b)(c)(d)	460,195	445,073
First Student Bidco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	345,738	330,366
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	129,271	123,523
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.9983% 12/30/26 (b)(c)(d)	518,950	514,788
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1599% 7/22/28 (b)(c)(d)	429,563	415,198
TOTAL RAILROAD		2,108,868
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 11/19/26 (b)(c)(d)	349,854	346,065
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9375% 6/29/29 (b)(c)(d)	223,875	223,501
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 11/22/28 (b)(c)(d)	153,063	148,318
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 11.3403% 3/1/26 (b)(c)(d)	360,000	324,000
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.1483% 4/1/29 (b)(c)(d)	183,150	180,762
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 8/3/28 (b)(c)(d)	751,024	742,056
TOTAL RESTAURANTS		1,964,702
Services - 9.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.907% 12/20/29 (b)(c)(d)	210,000	193,200
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 12/21/28 (b)(c)(d)	1,223,415	1,203,021
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (b)(c)(d)	617,531	609,503
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/21/28 (b)(c)(d)(g)	202,469	199,837
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 8/12/28 (b)(c)(d)	65,725	65,623
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/7/28 (b)(c)(d)	212,313	210,720
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9534% 11/16/28 (b)(c)(d)	158,000	156,815
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.4534% 11/16/28 (b)(c)(d)	311,850	307,369
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.657% 5/14/28 (b)(c)(d)	591,495	560,761
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2545% 7/9/28 (b)(c)(d)	418,625	415,933
Aramark Services, Inc. Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 3/11/25 (b)(c)(d)	114,325	113,896
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 12/10/28 (b)(c)(d)	419,688	386,637
Asurion LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.907% 8/19/28 (b)(c)(d)	994,935	915,967
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 3/16/29 (b)(c)(d)	94,050	93,757
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.07% 6/21/24 (b)(c)(d)	1,310,088	1,218,657
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4624% 6/9/29 (b)(c)(d)	99,500	99,322
Cast & Crew Payroll LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 2/7/26 (b)(c)(d)	469,362	468,188
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 9/30/28 (b)(c)(d)	201,554	199,381
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.375% 6/2/28 (b)(c)(d)	994,850	845,981
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 8/16/28 (b)(c)(d)	167,875	163,804
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4969% 7/19/28 (b)(c)(d)	502,350	417,789
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.526% 8/1/26 (b)(c)(d)	259,769	259,379
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.6349% 3/29/25 (b)(c)(d)	447,271	445,522
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0753% 6/13/25 (b)(c)(d)	190,000	151,827
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3253% 6/13/24 (b)(c)(d)	789,527	736,163
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/3/28 (b)(c)(d)	194,802	191,880
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 9.5625% 3/10/26 (b)(c)(d)	511,426	494,166
CME TERM SOFR 3 MONTH INDEX + 4.750% 9.6971% 3/10/26 (b)(c)(d)	160,000	154,600
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.557% 4/29/29 (b)(c)(d)	273,625	241,474
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 10.0828% 6/30/28 (b)(c)(d)	138,593	133,396
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 9.9534% 7/30/26 (b)(c)(d)	514,649	514,005
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 12/1/27 (b)(c)(d)	367,500	361,469
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/5/28 (b)(c)(d)	333,226	280,119
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 3/26/28 (b)(c)(d)	951,978	894,269
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.1715% 4/21/27 (b)(c)(d)	264,688	231,326
KUEHG Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.9091% 2/21/25 (b)(c)(d)	697,745	684,084
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.8403% 1/23/27 (b)(c)(d)	687,375	673,627
CME Term SOFR 1 Month Index + 4.000% 8.9061% 2/16/29 (b)(c)(d)	158,800	154,897
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 13.5903% 1/31/28 (b)(c)(d)	200,000	183,250
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (b)(c)(d)	1,110,000	996,225
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6591% 3/6/25 (b)(c)(d)	329,138	277,769
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.375% 12/10/26 (b)(c)(d)	477,842	475,453
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 2/24/28 (b)(c)(d)	135,000	133,115
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (b)(c)(d)	1,470,000	1,229,023
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 11.932% 3/23/27 (b)(c)(d)	248,659	251,509
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7205% 3/3/30 (b)(c)(d)	826,928	824,604
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0483% 1/21/29 (b)(c)(d)	202,438	198,389
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 11/3/29 (b)(c)(d)	205,863	205,284
TOTAL SERVICES		20,222,985
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.1062% 6/30/27 (b)(c)(d)	347,588	282,127
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.0177% 1/24/27 (b)(c)(d)	479,805	473,208
Super Retail - 4.3%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.412% 11/6/27 (b)(c)(d)	303,125	302,179
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.0039% 7/24/28 (b)(c)(d)	251,813	195,442
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/5/28 (b)(c)(d)	6,355,425	6,264,088
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4484% 2/3/27 (b)(c)(d)	210,000	210,262
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.7086% 4/1/28 (b)(c)(d)	275,790	213,541
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 3/8/30 (b)(c)(d)	160,000	159,200
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 10/19/27 (b)(c)(d)	214,337	207,210
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (b)(c)(d)	572,668	524,317
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.807% 3/3/30 (b)(c)(d)	308,486	305,401
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 10/20/28 (b)(c)(d)	462,950	432,164
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 10/20/28 (b)(c)(d)	447,750	420,187
TOTAL SUPER RETAIL		9,233,991
Technology - 15.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.5341% 3/10/27 (b)(c)(d)	261,892	256,327
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 9.0483% 2/16/28 (b)(c)(d)	240,365	231,452
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3059% 10/8/27 (b)(c)(d)	211,989	209,769
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/10/25 (b)(c)(d)	791,376	623,208
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 9/19/26 (b)(c)(d)	270,000	269,228
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.157% 4/23/26 (b)(c)(d)	357,250	341,710
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.157% 12/4/27 (b)(c)(d)	169,175	158,989
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2592% 2/15/29 (b)(c)(d)	1,532,412	1,432,805
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (b)(c)(d)(g)	188,253	176,017
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 5/13/29 (b)(c)(d)	324,925	324,382
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 12.9281% 11/24/26 (b)(c)(d)	399,098	323,393
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 10/31/26 (b)(c)(d)	422,496	421,308
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 10/31/26 (b)(c)(d)	493,746	492,305
Central Parent, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.1483% 7/6/29 (b)(c)(d)	1,002,488	998,057
Coherent Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.6715% 7/1/29 (b)(c)(d)	654,664	647,299
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 4/4/26 (b)(c)(d)	878,582	843,439
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 9/30/28 (b)(c)(d)	511,028	492,375
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (b)(c)(d)	904,716	884,080
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (b)(c)(d)	305,000	280,600
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.5903% 3/31/29 (b)(c)(d)	95,000	83,046
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.557% 3/31/28 (b)(c)(d)	407,751	395,237
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.62% 7/6/29 (b)(c)(d)	720,000	719,698
Eos U.S. Finco LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.6042% 10/6/29 (b)(c)(d)	225,000	221,249
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.907% 9/12/29 (b)(c)(d)	1,120,348	1,107,744
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.8403% 8/10/27 (b)(c)(d)	364,688	363,167
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 10/21/29 (b)(c)(d)	283,620	283,089
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 7/1/24 (b)(c)(d)	0	(4)
Icon Luxembourg Sarl Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 2.250% 7.4099% 7/3/28 (b)(c)(d)	1,149,965	1,146,135
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/1/27 (b)(c)(d)	460,600	448,509
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.157% 6/9/29 (b)(c)(d)	94,288	94,237
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5152% 3/1/29 (b)(c)(d)	585,853	549,237
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 9/15/24 (b)(c)(d)	605,658	594,684
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.057% 2/23/29 (b)(c)(d)	250,000	228,333
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.5903% 9/15/24 (b)(c)(d)	520,850	511,245
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6092% 8/17/29 (b)(c)(d)	676,600	672,087
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 12/10/28 (b)(c)(d)	163,350	153,141
NAVEX TopCo, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.000% 11.64% 9/4/26 (b)(c)(d)	85,000	83,247
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.89% 9/5/25 (b)(c)(d)	329,475	327,689
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.157% 8/25/29 (b)(c)(d)	843,086	839,747
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.4835% 7/30/28 (b)(c)(d)	341,682	328,657
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.907% 11/10/27 (b)(c)(d)	425,469	407,085
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 2/1/28 (b)(c)(d)	1,922,853	1,894,818
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 6/2/28 (b)(c)(d)	1,087,509	989,329
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 5/30/26 (b)(c)(d)	361,875	356,675
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 8/31/28 (b)(c)(d)	752,681	734,489
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.595% 2/15/28 (b)(c)(d)	1,156,768	616,905
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 4/22/28 (b)(c)(d)	736,332	712,976
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 9/30/28 (b)(c)(d)	373,954	261,300
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/16/30 (c)(d)(f)	665,000	645,775
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 5/31/25 (b)(c)(d)	474,243	460,533
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 11/22/29 (b)(c)(d)	160,000	158,571
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (b)(c)(d)	645,886	637,412
Sovos Compliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.3403% 8/11/28 (b)(c)(d)	66,028	62,397
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 4/16/25 (b)(c)(d)	287,382	286,385
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 4/16/25 (b)(c)(d)	254,845	253,961
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 4/16/25 (b)(c)(d)	512,521	510,922
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 1/31/27 (b)(c)(d)	224,114	222,575
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.807% 8/31/28 (b)(c)(d)	632,903	631,587
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.173% 9/28/24 (b)(c)(d)	141,247	140,834
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 5/4/26 (b)(c)(d)	1,011,699	993,873
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (b)(c)(d)	583,989	568,203
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (b)(c)(d)	730,000	697,515
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.8403% 9/1/25 (b)(c)(d)	354,094	267,784
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 8/27/25 (b)(c)(d)	511,568	510,397
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8592% 1/13/29 (b)(c)(d)	594,000	571,167
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 4/6/28 (b)(c)(d)	275,800	225,985
VM Consolidated, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.1715% 3/27/28 (b)(c)(d)	336,667	335,967
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.6997% 2/28/27 (b)(c)(d)	514,100	508,100
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 10/30/27 (b)(c)(d)	336,596	288,325
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 2/1/28 (b)(c)(d)	230,684	229,388
TOTAL TECHNOLOGY		33,738,150
Telecommunications - 4.7%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5656% 10/31/27 (b)(c)(d)	475,000	469,063
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.1703% 8/31/28 (b)(c)(d)	981,026	931,975
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.6591% 11/1/24 (b)(c)(d)	711,662	503,949
3 month U.S. LIBOR + 8.250% 13.0753% 11/1/25 (b)(c)(d)	1,100,000	595,375
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9344% 11/30/27 (b)(c)(d)	209,216	206,644
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.14% 12/12/26 (b)(c)(d)	271,428	269,392
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.375% 10/2/27 (b)(c)(d)	264,182	207,581
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.0296% 4/27/27 (b)(c)(d)	210,000	206,588
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.5297% 4/27/27 (b)(c)(d)	212,363	208,912
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.625% 5/1/28 (b)(c)(d)	1,278,900	1,211,221
GTT Communications BV 1LN, term loan:
CME Term SOFR 1 Month Index + 7.000% 11.907% 1/3/28 (b)(c)(d)	156,784	125,740
CME TERM SOFR 3 MONTH INDEX + 9.000% 13.9983% 6/3/28 (b)(c)(d)	123,181	63,232
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.0817% 2/1/29 (b)(c)(d)	2,151,562	2,124,668
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.6715% 3/1/27 (b)(c)(d)	129,918	109,239
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.6207% 4/30/27 (b)(c)(d)	692,908	669,093
Patagonia Holdco LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.4734% 8/1/29 (b)(c)(d)	435,609	358,289
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 9/25/26 (b)(c)(d)	437,085	356,067
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.157% 9/21/27 (b)(c)(d)	86,491	78,275
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 3/9/27 (b)(c)(d)	1,763,763	1,428,048
TOTAL TELECOMMUNICATIONS		10,123,351
Textiles/Apparel - 0.7%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 2/17/29 (b)(c)(d)	960,101	955,906
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5719% 7/7/28 (b)(c)(d)	296,985	162,005
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 4/16/28 (b)(c)(d)	432,300	401,231
TOTAL TEXTILES/APPAREL		1,519,142
Utilities - 2.5%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3676% 8/1/25 (b)(c)(d)	184,075	183,523
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 8/1/25 (b)(c)(d)	1,219,099	1,211,199
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 11/1/26 (b)(c)(d)	131,666	123,561
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1599% 2/15/24 (b)(c)(d)	879,692	700,454
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 10.0483% 1/3/29 (b)(c)(d)	200,343	159,774
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.875% 6/23/25 (b)(c)(d)	1,054,514	1,049,905
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.85% 1/21/28 (b)(c)(d)	359,589	356,443
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.4194% 3/2/27 (b)(c)(d)	849,934	831,023
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.564% 12/31/25 (b)(c)(d)	838,429	833,088
TOTAL UTILITIES		5,448,970
TOTAL BANK LOAN OBLIGATIONS (Cost $195,079,063)		185,296,054

Nonconvertible Bonds - 5.4%
	Principal Amount (a)	Value ($)
Aerospace - 0.3%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	500,455
8% 12/15/25 (h)	55,000	56,031
TOTAL AEROSPACE		556,486
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	165,000	162,378
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	105,416	103,644
TOTAL AIR TRANSPORTATION		266,022
Automotive & Auto Parts - 0.5%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(h)	1,170,000	1,154,053
Broadcasting - 0.2%
DISH Network Corp. 11.75% 11/15/27 (h)	350,000	339,500
Univision Communications, Inc. 6.625% 6/1/27 (h)	170,000	161,194
TOTAL BROADCASTING		500,694
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	140,000	129,150
5.375% 6/1/29 (h)	285,000	261,701
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	167,000	130,678
TOTAL CABLE/SATELLITE TV		521,529
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	30,000	30,997
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	4,573
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	415,000	386,988
Energy - 0.2%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	35,000	34,125
7% 6/15/25 (h)	100,000	98,660
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	75,000	69,000
6.75% 9/15/25 (h)	75,000	72,188
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	113,750	111,475
TOTAL ENERGY		385,448
Gaming - 0.7%
Caesars Entertainment, Inc. 7% 2/15/30 (h)	135,000	137,363
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	875,000	767,988
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	252,125
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	286,500
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	35,000	33,170
4.25% 12/1/26 (h)	50,000	46,651
TOTAL GAMING		1,523,797
Healthcare - 0.1%
Tenet Healthcare Corp. 4.625% 7/15/24	104,000	102,588
Homebuilders/Real Estate - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	210,000	172,725
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (h)	335,000	324,950
TOTAL HOMEBUILDERS/REAL ESTATE		497,675
Insurance - 0.1%
Alliant Holdings Intermediate LLC 6.75% 4/15/28 (h)	295,000	291,681
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	145,000	151,497
11.625% 8/15/27 (h)	100,000	107,355
TOTAL LEISURE		258,852
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	135,000	116,911
Services - 0.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	347,000	329,216
Aramark Services, Inc. 6.375% 5/1/25 (h)	90,000	90,662
PowerTeam Services LLC 9.033% 12/4/25 (h)	670,000	576,304
TOTAL SERVICES		996,182
Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	115,625
8.5% 10/30/25 (h)	260,000	243,365
TOTAL SUPER RETAIL		358,990
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	150,000	144,765
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	145,000	151,516
TOTAL TECHNOLOGY		296,281
Telecommunications - 1.4%
Altice Financing SA 5.75% 8/15/29 (h)	1,000,000	795,000
Altice France SA:
5.125% 1/15/29 (h)	80,000	60,962
5.125% 7/15/29 (h)	145,000	109,113
5.5% 1/15/28 (h)	1,000,000	807,500
Frontier Communications Holdings LLC 5% 5/1/28 (h)	160,000	138,842
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	535,000	490,451
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (h)	150,000	139,776
Windstream Escrow LLC 7.75% 8/15/28 (h)	500,000	409,485
TOTAL TELECOMMUNICATIONS		2,951,129
Utilities - 0.2%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 11.5319% 10/8/26 (b)(c)(e)	415,788	418,906
TOTAL NONCONVERTIBLE BONDS (Cost $12,531,248)		11,619,782

Common Stocks - 1.6%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(i)	24,748	221,000
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	3,037	1,731
TOTAL CAPITAL GOODS		222,731
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	1,891	182,425
Lime Tree Bay Ltd. (e)(i)	153	4,354
TOTAL DIVERSIFIED FINANCIAL SERVICES		186,779
Energy - 0.9%
California Resources Corp.	15,179	584,392
California Resources Corp. warrants 10/27/24 (i)	920	7,820
Chesapeake Energy Corp.	9,834	747,777
Chesapeake Energy Corp. (i)(j)	137	10,417
Denbury, Inc. (i)	7,505	657,663
EP Energy Corp. (e)(i)	3,190	20,831
TOTAL ENERGY		2,028,900
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	53,143	1
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	15,069	247,282
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	156	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	3,248	40,114
Utilities - 0.4%
TexGen Power LLC (e)(i)	25,327	797,801
TOTAL COMMON STOCKS (Cost $2,679,863)		3,523,608

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)(i) (Cost $135,375)	1,083	631,995

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.2%
Bank of America Corp. 6.25% (b)(k)	210,000	205,982
JPMorgan Chase & Co. 6% (b)(k)	130,000	128,509
TOTAL BANKS & THRIFTS		334,491
Energy - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 8.8916% (b)(c)(k)	355,000	319,681
TOTAL PREFERRED SECURITIES (Cost $671,898)		654,172

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Tribune Co. Claim (e)(i) (Cost $29,756)	30,115	8,038

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (l) (Cost $12,427,381)	12,425,175	12,427,660

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $223,554,584)	214,161,309
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,073,453
NET ASSETS - 100.0%	215,234,762

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $390,722 and $375,854, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,925,563 or 5.1% of net assets.

(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,417 or 0.0% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	12,086,932	38,270,757	37,930,030	282,240	-	1	12,427,660	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	9,575	2,320,674	2,330,249	85	-	-	-	0.0%
Total	12,096,507	40,591,431	40,260,279	282,325	-	1	12,427,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1	-	1	-
Consumer Discretionary	247,282	-	-	247,282
Energy	2,028,900	2,008,069	-	20,831
Financials	818,774	-	-	818,774
Industrials	222,731	-	-	222,731
Information Technology	40,114	-	-	40,114
Utilities	797,801	-	-	797,801

Bank Loan Obligations	185,296,054	-	183,492,975	1,803,079

Corporate Bonds	11,619,782	-	11,200,876	418,906

Preferred Securities	654,172	-	654,172	-

Other	8,038	-	-	8,038

Money Market Funds	12,427,660	12,427,660	-	-
Total Investments in Securities:	214,161,309	14,435,729	195,348,024	4,377,556

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$6,730,694
Net Realized Gain (Loss) on Investment Securities	563
Net Unrealized Gain (Loss) on Investment Securities	3,502
Cost of Purchases	454,205
Proceeds of Sales	(1,418,398)
Amortization/Accretion	830
Transfers into Level 3	-
Transfers out of Level 3	(3,968,317)
Ending Balance	$1,803,079
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2023	$(22,862)
Other Investments in Securities
Beginning Balance	$2,438,120
Net Realized Gain (Loss) on Investment Securities	318
Net Unrealized Gain (Loss) on Investment Securities	57,699
Cost of Purchases	101,121
Proceeds of Sales	(22,780)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1)
Ending Balance	$2,574,477
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2023	$57,699

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $211,127,203)	$201,733,649
Fidelity Central Funds (cost $12,427,381)	12,427,660

Total Investment in Securities (cost $223,554,584)		$214,161,309
Cash		658,307
Receivable for investments sold		3,566,645
Receivable for fund shares sold		1,617,437
Dividends receivable		176
Interest receivable		1,638,289
Distributions receivable from Fidelity Central Funds		56,565
Receivable from investment adviser for expense reductions		2,751
Total assets		221,701,479
Liabilities
Payable for investments purchased	$4,671,133
Payable for fund shares redeemed	220,255
Distributions payable	1,558,448
Other payables and accrued expenses	16,881
Total Liabilities		6,466,717
Net Assets		$215,234,762
Net Assets consist of:
Paid in capital		$255,362,151
Total accumulated earnings (loss)		(40,127,389)
Net Assets		$215,234,762
Net Asset Value , offering price and redemption price per share ($215,234,762 ÷ 24,255,693 shares)		$8.87

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$87,723
Interest		8,409,803
Income from Fidelity Central Funds (including $85 from security lending)		282,325
Total Income		8,779,851
Expenses
Custodian fees and expenses	$26,937
Independent trustees' fees and expenses	398
Total expenses before reductions	27,335
Expense reductions	(27,205)
Total expenses after reductions		130
Net Investment income (loss)		8,779,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(632,335)
Total net realized gain (loss)		(632,335)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,972,751
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		4,972,752
Net gain (loss)		4,340,417
Net increase (decrease) in net assets resulting from operations		$13,120,138
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,779,721	$12,798,717
Net realized gain (loss)	(632,335)	(728,408)
Change in net unrealized appreciation (depreciation)	4,972,752	(15,907,828)
Net increase (decrease) in net assets resulting from operations	13,120,138	(3,837,519)
Distributions to shareholders	(8,892,072)	(12,543,924)
Share transactions
Proceeds from sales of shares	20,192,703	15,841,715
Reinvestment of distributions	8,867,628	12,544,717
Cost of shares redeemed	(35,400,292)	(80,192,394)
Net increase (decrease) in net assets resulting from share transactions	(6,339,961)	(51,805,962)
Total increase (decrease) in net assets	(2,111,895)	(68,187,405)

Net Assets
Beginning of period	217,346,657	285,534,062
End of period	$215,234,762	$217,346,657

Other Information
Shares
Sold	2,288,867	1,740,167
Issued in reinvestment of distributions	1,002,414	1,387,251
Redeemed	(4,027,606)	(8,850,206)
Net increase (decrease)	(736,325)	(5,722,788)

Financial Highlights
Fidelity® Series Floating Rate High Income Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.70	$9.30	$8.86	$9.29	$9.52	$9.49
Income from Investment Operations
Net investment income (loss) A,B	.367	.457	.388	.463	.547	.540
Net realized and unrealized gain (loss)	.175	(.607)	.435	(.439)	(.131)	(.001)
Total from investment operations	.542	(.150)	.823	.024	.416	.539
Distributions from net investment income	(.372)	(.450)	(.383)	(.454)	(.646)	(.509)
Total distributions	(.372)	(.450)	(.383)	(.454)	(.646)	(.509)
Net asset value, end of period	$8.87	$8.70	$9.30	$8.86	$9.29	$9.52
Total Return C,D	6.31%	(1.69)%	9.44%	.37%	4.61%	5.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.03%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% G,H	-% H	-% H	.01%	.01%	.01%
Expenses net of all reductions	-% G,H	-% H	-% H	.01%	.01%	-% H
Net investment income (loss)	8.32% G	5.02%	4.24%	5.22%	5.87%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$215,235	$217,347	$285,534	$269,060	$264,583	$461,203
Portfolio turnover rate I	34% G	28%	45%	37%	33%	52%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount represents less than .005%.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1 . Organization.
Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$2,147,533	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.0 - 8.0 / 4.6	Increase
			Capacity multiple ($/kW)	$238.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Parity price	$12.35	Increase
		Discounted cash flow	Discount rate	13.3%	Decrease
		Black scholes	Discount rate	3.7% - 4.1% / 4.0%	Increase
			Volatility	20.0% - 55.0%/30.0%	Increase
			Term	1.8 - 2.5/2.0	Increase
Corporate Bonds	$418,906	Discounted cash flow	Yield	10.2%	Decrease
Bank Loan Obligations	$1,803,079	Market Approach	Transaction price	$95.00	Increase
		Discounted cash flow	Discount rate	10.4%	Decrease
			Yield	14.0% - 19.4% / 14.6%	Decrease
		Indicative market price	Evaluated bid	$86.00 - $97.00 / $94.00	Increase
Other	$8,038	Recovery value	Recovery value	$0.27	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,352,946
Gross unrealized depreciation	(12,024,390)
Net unrealized appreciation (depreciation)	$(8,671,444)
Tax cost	$222,832,753

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(175,510)
Long-term	(30,833,575)
Total capital loss carryforward	$(31,009,085)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	33,576,230	38,541,408

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Floating Rate High Income Fund	$9	$-	$-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through January 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $23,772.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,433.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Fidelity® Series Floating Rate High Income Fund	-%- D
Actual		$ 1,000	$ 1,063.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.924293.111
SFR-SANN-0523

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2023